SHAREHOLDERS' EQUITY (Schedule Of Share Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 16,569	$ 23,600	$ 24,452
Cost of sales [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	1,833	2,046	1,917
Research and development expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	2,177	2,652	3,166
Selling and marketing expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	11,367	17,167	17,302
General and administrative expenses [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-based compensation income	$ 1,192	$ 1,735	$ 2,067